LEASES (Details - Future minimum operating lease payments) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2024	$ 82,597
2025	84,726
2026	86,853
2027 and later	482,474
Total lease payments	736,650
Less imputed interest	(209,241)
Total lease obligations	527,409	$ 576,735
Less current lease obligations	(80,400)	(80,400)
Long-term lease obligations	$ 447,009	$ 496,335